EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Common [Table]
Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	2021	2020
Common shares	$7,385	$7,368
Contributed surplus	302	285
Retained earnings	16,168	15,178
Ownership changes	3,595	2,691
Accumulated other comprehensive income	5,919	6,171
Common equity	$33,369	$31,693

Schedule of equity
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2021 AND DEC. 31, 2020	2021	2020[1]
Class A shares[2]	1,506,623,821	1,510,635,291
Class B shares	85,120	85,120
Shares outstanding[2]	1,506,708,941	1,510,720,411
Unexercised options, other share-based plans[3] and exchangeable shares of affiliate	80,654,203	62,975,947
Total diluted shares	1,587,363,144	1,573,696,358
1. 2020 adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 69,921,784 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2021 (December 31, 2020 – 64,197,815).
3.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2021	2020[1]	2021	2020[1]
Outstanding, beginning of period[2]	1,510,021,253	1,513,055,374	1,510,720,411	1,509,293,641
Issued (repurchased)
Repurchases	(4,177,571)	(2,618,685)	(6,669,992)	(5,513,309)
Long-term share ownership plans[3]	842,404	1,034,483	2,598,054	7,622,148
Dividend reinvestment plan and others	22,855	58,377	60,468	127,069
Outstanding, end of period[4]	1,506,708,941	1,511,529,549	1,506,708,941	1,511,529,549
1. 2020 adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 65,816,784 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2021 (March 31, 2020 – 58,434,060) and 64,197,815 as at December 31, 2020 (December 31, 2019 – 63,417,346).
3.Includes management share option plan and restricted stock plan.
4.Net of 69,921,784 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2021 (June 30, 2020 – 61,032,215).
Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2021	2020	2021	2020
Net income (loss) attributable to shareholders	$816	$(656)	$2,051	$(949)
Preferred share dividends	(38)	(36)	(75)	(71)
Dilutive effect of conversion of subsidiary preferred shares	(14)	49	(25)	68
Net income (loss) available to shareholders	$764	$(643)	$1,951	$(952)

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2021	2020[1]	2021	2020[1]
Weighted average – Class A and Class B shares	1,508.2	1,512.1	1,509.3	1,511.7
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	41.8	—	38.0	—
Class A and Class B shares and share equivalents	1,550.0	1,512.1	1,547.3	1,511.7
1. 2020 adjusted to reflect the three-for-two stock split effective on April 1, 2020.